Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of stock options activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2019	415,510	$14.62	2.69	$3
Granted	-	-
Exercised	(2,250)	6.00
Expired and forfeited	(31,350)	15.30

Outstanding as of December 31, 2019	381,910	$14.62	1.64	$-

Vested and expected to vest at December 31, 2019	381,910	$14.62	1.64	$-

Exercisable as of December 31, 2019	274,008	$13.85	1.44	$-

Schedule of stock options under 2013 share option plan

	Options outstanding at December 31, 2019			Options exercisable at December 31, 2019
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

11.12-14.52	243,358	11.90	1.17	202,533	11.90	1.10
18.90-19.85	138,552	19.39	2.46	71,475	19.38	2.40

	381,910			274,008

Schedule of RSUs activity

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2019	168,869	1.40	$1,253
Granted	388,020
Vested	(84,176)
Cancelled	(23,900)

Outstanding as of December 31, 2019	448,813	1.53	$3,824

Schedule of departmental allocation of share-based compensation charge

	Year ended December 31,
	2019 (*)	2018 (*)	2017 (*)

Cost of revenues	$204	$112	$189
Research and development, net	729	808	473
Sales and marketing, net	638	698	499
General and administrative	657	503	1,055

	$2,228	$2,121	$2,216

(*)	Including $1,887, $1,359 and $1,335 of compensation cost related to RSUs for the year ended December 31, 2019, 2018 and 2017, respectively.